Related Party Transactions	12 Months Ended
Dec. 31, 2018
Related Party Transactions [Abstract]
Related Party Transactions
Related Party Transactions
(a) Shareholders’ Agreements
Certain shareholders of Intelsat Global S.A. entered into shareholders’ agreements on February 4, 2008. The shareholders’ agreements were assigned to Intelsat S.A. by amendments effective as of March 30, 2012 in connection with our initial public offering in April 2013, and then terminated in December 2018 and replaced by a new agreement. The shareholders agreement provides, among other things, specific rights to and limitations upon the holders of Intelsat S.A.’s share capital with respect to shares held by such holders.
(b) Governance Agreement
Prior to the consummation of the IPO, we entered into a governance agreement with our shareholder affiliated with BC Partners (the “BC Shareholder”), our shareholder affiliated with Silver Lake (the “Silver Lake Shareholder”) and David McGlade, our Non-Executive Chairman. This agreement was terminated in December 2018 and replaced with a new agreement between the BC Shareholder and the Company, containing provisions relating to the composition of our board of directors and certain other matters.
(c) Indemnification Agreements
We have entered into agreements with our executive officers and directors to provide contractual indemnification in addition to the indemnification provided for in our articles of incorporation.
(d) Horizons Holdings
We have a 50% ownership interest in Horizons Holdings as a result of a joint venture with JSAT (see Note 10(a)—Investments—Horizons Holdings).
(e) Horizons 3 Satellite LLC
We have a 50% ownership interest in Horizons 3 as a result of a joint venture with JSAT (see Note 10(b)—Investments—Horizons-3 Satellite LLC).
(f) Additional BC Shareholder Share Purchase in June 2018
In connection with an offering of common shares by the Company completed in June 2018, the BC Shareholder purchased an additional 2,021,563 shares of Intelsat S.A. at the public offering price of $14.84 per share for approximately $30.0 million in the aggregate.